Reconciliation of Income Tax Expense at the Korean Statutory Income Tax Rate to Actual Income Tax Expense (Detail)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2008 KRW
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	24.20%	24.20%		24.20%		27.50%
Income before income tax expense	$ 3,006,114,000	3,398,714,000,000		1,567,551,000,000		2,187,331,000,000
Income tax calculated at the statutory tax rate		822,489,000,000		379,347,000,000		601,516,000,000
Income not assessable for tax purposes		(309,826,000,000)		(62,090,000,000)		(104,862,000,000)
Expenses not deductible for tax purposes		90,658,000,000		69,835,000,000		96,434,000,000
Foreign tax rate differentials		5,644,000,000		(1,544,000,000)		(5,573,000,000)
Adjustment of deferred tax liability on investment in subsidiaries and associates		(45,414,000,000)		540,000,000		12,195,000,000
Change in statutory tax rate		22,815,000,000	[1]	582,000,000	[1]	100,756,000,000	[1]
Change in valuation allowance		(22,837,000,000)		37,035,000,000		(5,683,000,000)
Other		13,297,000,000		321,000,000		148,000,000
Income tax expense	$ 510,194,000	576,826,000,000		424,026,000,000		694,931,000,000

[1]	Pursuant to amendments to the Corporation Income Tax Law that was enacted in December 2008, the statutory tax rates changed from 27.5% to 24.2% in 2009 and 22% in 2010 and thereafter; however, pursuant to the amendment to the Corporation Income Tax Law enacted in December 2009, the statutory tax rates changed from 22% to 24.2% in 2010 and 2011, and 22.0% will be applied from 2012 and thereafter. The amounts of change in statutory tax rate in 2010 represent the difference between the statutory tax rate in 2010 and the statutory tax rate applicable to temporary difference to be realized in the future.